Consolidated Statements Of Cash Flows (Schedule Of Interest And Income Taxes Paid And Interest Received) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Consolidated Statements of Cash Flows [Abstract]
Interest paid	$ 35	$ 31	$ 110	$ 140
Income taxes paid (net of refunds)	64	68	158	102
Interest received	$ 1	$ 1	$ 3	$ 5